CONDENSED BALANCE SHEETS - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets:
Cash and cash equivalents	$ 905,621	$ 11,483,018	$ 5,961,760
Trade receivables, net of allowance of $0 and $26,000, respectively	14,916	1,769	49,250
Inventories, net	678,288	615,283	592,172
Prepaid and other current assets	302,044	344,110	247,736
Total current assets	1,900,869	12,444,180	6,850,918
Property, Plant and Equipment:	26,431,542	22,590,169	22,425,935
Accumulated depreciation	(22,079,147)	(22,038,508)	(22,146,273)
Property, Plant and Equipment, net	4,352,395	551,661	279,662
Other Assets:
Operating lease right-of-use assets, net	3,929,876	4,324,514	4,984,688
Patents, net of accumulated amortization of $163,803 and $154,218 respectively	78,567	79,983	86,595
Equity method investment	67,685	61,379	21,205
Other non-current assets	1,332,471	1,214,985	625,000
Total other assets	5,408,599	5,680,861	5,717,488
Total Assets	11,661,863	18,676,702	12,848,068
Current Liabilities:
Accounts payable	1,152,303	595,157	642,165
Related party payables	15,193	67,164	45,000
Accrued expenses	783,276	888,869	657,216
Accrued payroll	491,895	927,264
Accrued payroll		490,185	230,698
Severance payable		437,079
Accrued professional services fees	784,551	952,573	103,620
Accrued interest	672,969	559,060	475,671
Current portion of operating lease liability	765,378	733,572	646,742
Conversions payable (Note 11)	500,370
Current portion of convertible notes, net	5,606,467
Other payable	250,000	250,000	250,000
Total current liabilities	11,022,402	4,973,659	3,051,112
Long-Term Liabilities:
Non-current operating lease liabilities	3,411,364	3,827,878	4,532,490
Non-current convertible notes, net		5,268,399	8,076,847
Accrued warranty liability	21,225	21,225	21,225
Total liabilities	14,454,991	14,091,161	15,681,674
Commitments and contingencies (Note 16)
Stockholders’ Equity (Deficit):
Series A preferred stock, $.0001 par value; 750,000 shares authorized; 48,100 and 48,100 shares issued and outstanding, respectively ($874,485 and $850,301 Liquidation Preference, respectively)	5	5	5
Common stock, $0.0001 par value, 500,000,000 authorized; 55,937,658 and 34,000,812 shares issued and outstanding, respectively	5,566	3,400	479
Additional paid in capital	466,294,127	452,135,653	424,948,698
Accumulated deficit	(469,078,672)	(447,537,493)	(427,782,788)
Accumulated other comprehensive loss	(14,154)	(16,024)
Total stockholders’ equity (deficit)	(2,793,128)	4,585,541	(2,833,606)
Total Liabilities and Stockholders’ Equity (Deficit)	$ 11,661,863	$ 18,676,702	$ 12,848,068